Property and Equipment, Net - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,696	$ 2,222	$ 4,855		$ 3,447
Purchased assets, Amount	0	5,735	8,888	$ 12,399	$ 3,888	$ 5,345
Disposal, Amount	$ 0	$ 703	$ 703	$ 952